SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 13:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

As part of the Company decision to switch from one technology segment, the e-government, into 3 separate technologies segments or Strategic business units; e-Gov, IoT, and Cyber Security, the Company acquired during 2016, 4 different companies with various technologies and customers base which enrich and strengthen the capacities and offering of each of the 3 segments:

e-Gov: Through the Company proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, the Company has helped governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and Lands.

IoT: The Company’s IoT products and solutions reliably identify, track and monitor people or objects in real time, enabling the customers to detect unauthorized movement of people, vehicles and other monitored objects. The Company provides all-in-one field-proven IoT suite, accompanied with services specifically tailored to meet the requirements of an IoT solutions. The Company’s proprietary IoT suite of hybrid hardware, connectivity and software components are the foundation of these solutions and services.

Cyber Security: The Company operates in the fields of cutting edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control and cyber security services.

As a result, all prior period information has been recast to reflect the new segment composition.

	Year ended December 31, 2019
	Cyber Security	IoT	e-Gov	Total
Revenues	2,886	11,664	1,925	16.475

Operating loss	(443)	(3743)	(3,987)	(8,173)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	109	539	246	894

	Year ended December 31, 2018
	Cyber Security	IoT	e-Gov	Total
Revenues	3,295	12,470	6,117	21,882

Operating loss	(1,064)	(4,560)	(4,051)	(9,675)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	38	481	324	843

Following is a reconciliation of the operating income (loss) of the reportable segments to the data included in the statements of operations:

	Year ended December 31,
	2019	2018
Operating loss
Total operating loss of reportable segments	(8,173)	(9,675)
Financial expenses, net	(3,289)	(335)
Loss before income taxes	(11,462)	(10,010)

b.	Summary information about geographic areas:

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2019		2018
	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$
Africa	1,468	-	4,816	-
European countries	3,948	-	3,114	-
South America	30	-	1,279	-
United States	9,059	147	10,452	169
Israel	1,401	747	1,514	674
APAC	569	-	707	-

	16,475	894	21,882	843

- Revenues were attributed to countries based on the customer’s location.

- Property and equipment were classified based on geographic areas in which such property and equipment items are held.

c.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2019	2018
	$	$
Raw materials and equipment	4,225	5,260
Electronic monitoring	7,110	5,930
Treatment programs	2,731	3,040
Maintenance, royalties and project management	2,409	7,652

	16,475	21,882

d.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2019	2018
Customer A	-	6%
Customer B	-	12%
Customer C	7%	6%